Significant accounting policies (Details Textual) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Jan. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		$ 3.4	$ 3.9
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		8.8	11.2
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		2.6	3.3
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		$ 12.3	$ 14.7
PT Hoegh LNG Lampung [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%
Hoegh LNG Colombia Ltd [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%